SHARE CAPITAL	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
SHARE CAPITAL

NOTE 10 - SHARE CAPITAL

A.	Composition of share capital

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Number of ordinary shares of NIS 0. 001 par value
Authorized	20,000,000	20,000,000	20,000,000

Issued and outstanding	4,541,500	4,541,500	4,541,500

	As of September 30,		As of December 31,
	2016	2015	2015
	Unaudited
Number of preferred A shares of NIS 0.001 par value
Authorized	4,000,000	4,000,000	4,000,000

Issued and outstanding	3,862,400	3,000,000	3,000,000

B.	Share capital developments

(1)	On November 10, 2010, the date of incorporation, the Company issued 800,000 ordinary shares, NIS 0.001 nominal value each, to its founders.

(2)	On February 6, 2012, the Company performed a recapitalization of the Company’s share capital by which the Company issued 3,565,000 ordinary shares, NIS 0.001 nominal value each, in accordance with the recapitalization.

a.	The Company allocated 1,021,410 ordinary shares, NIS 0.001 nominal value each, to TRDF in accordance with the recapitalization.

b.	The Company allocated 2,543,590 ordinary shares, NIS 0.001 nominal value each, to its founders in accordance with the recapitalization.

(3)	In June 2012, the Company allocated 135,000 ordinary shares, NIS 0.001 nominal value each, to TRDF as partial consideration for the transfer of an exclusive, royalty-bearing license in accordance with the license agreement.
B.	Share capital developments (cont.)

(4)	On August 29, 2012, the Company received an investment of USD 1,500,000 from a number of investors in accordance with a share purchase agreement. In addition, the Company issued warrants in a ratio of 1:1 for the option to purchase the Company’s Series A preferred shares, NIS 0.001 nominal value each.

In 2013, the Company allocated 1,500,000 Series A preferred shares, NIS 0.001 nominal value each, to the investors.

In February 2014, the investors exercised the warrants for 1,500,000 series A preferred shares, NIS 0.001 nominal value each, for total consideration of USD 1,500,000.

(5)	Pursuant to the allocation of the Series A preferred shares in 2013, the Company allocated an additional 41,500 ordinary shares, NIS 0.001 nominal value each, to the TRDF in accordance with Company’s obligations as outlined in the license agreement in consideration for intellectual property received and in the framework of the anti-dilution rights issued.

C.	Employee share option grant

On September 2014, the Company’s Board of Directors approved a grant of 403,592 options to its CEO, through MEDX Venture Group. Each option is exercisable into an ordinary share of NIS 0.001 par value at an exercise price equal to fair market value at date of grant. The options were fully vested at the date of grant. As the exercise price of the options is nominal, the Company estimated the fair value of the options as equal to the Company’s share price of 0.8 USD as the date of grant.

On May 2, 2016 the Company’s board of directors approved a grant of 500,000 options to certain of its employees and consultants. Each option is exercisable into an ordinary share of NIS 0.001 par value at an exercise price equal to the share’s par value. The options were fully vested at the date of grant. As a result, the Company recognized share-based payment expenses in the amount of 675,389 USD included in general and administrative expenses.

As the exercise price of the options is nominal, the Company estimated the fair value of the options as equal to the Company’s share price of 1.35 USD as the date of grant.

NOTE 10 - SHARE CAPITAL

A.	Composition of share capital

Number of ordinary shares of NIS 0.001 par value	As of December 31
	2015	2014
Authorized	20,000,000	20,000,000

Issued and outstanding	4,541,500	4,541,500

Number of preferred A shares of NIS 0.001 par value	As of December 31,
	2015	2014
Authorized	4,000,000	4,000,000

Issued and outstanding	3,000,000	3,000,000

B.	Share capital developments

(1)	On November 10, 2010, the date of incorporation, the Company issued 800,000 ordinary shares, NIS 0.001 nominal value each, to its founders.

(2)	On February 6, 2012, the Company performed a recapitalization of the Company’s share capital by which the Company issued 3,565,000 ordinary shares, NIS 0.001 nominal value each, in accordance with the recapitalization.

a.	The Company allocated 1,021,410 ordinary shares, NIS 0.001 nominal value each, to TRDF in accordance with the recapitalization.

b.	The Company allocated 2,543,590 ordinary shares, NIS 0.001 nominal value each, to its founders in accordance with the recapitalization.

(3)	In June 2012, the Company allocated 135,000 ordinary shares, NIS 0.001 nominal value each, to TRDF as partial consideration for the transfer of an exclusive, royalty-bearing license in accordance with the license agreement.

(4)	On August 29, 2012, the Company received an investment of USD 1,500,000 from a number of investors in accordance with the share purchase agreement. In addition, the Company issued warrants in a ratio of 1:1 for the option to purchase the Company’s series A preferred shares, NIS 0.001 nominal value each.

In 2013, the Company allocated 1,500,000 series A preferred shares, NIS 0.001 nominal value each, to the investors.

In February 2014, the investors exercised the warrants for 1,500,000 series A preferred shares, NIS 0.001 nominal value each, for total consideration of USD 1,500,000.

(5)	Pursuant to the allocation of the series A preferred shares in 2013, the Company allocated an additional 41,500 ordinary shares, NIS 0.001 nominal value each, to the TRDF in accordance with Company’s obligations as outlined in the license agreement in consideration for intellectual property received and in the framework of the anti-dilution rights issued.

C.	Employee share option grant

On September 2014, the Company’s board of directors approved a grant of 403,592 options to its CEO, through MEDX Ventures Group. Each option is exercisable into an ordinary share of NIS 0.001 par value at an exercise price equal 0.8 dollar. The options were fully vested at the date of grant. As a result, the Company recognized share-based payment expenses in the amount of 186,000 USD included in general and administrative expenses.

The benefit was measured using the following variables:

•	Standard deviation - 70%

•	Expected exercise time - 5 years

•	Price per share - 0.8 USD

•	No dividend payment

•	Risk free interest 1%